Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities:
Net income	$ 1,682	$ 60,551	$ 12,024	$ 8,272
Adjustments to reconcile net income to net cash provided by continuing operating activities:
Income from discontinued operations, net	0	0	0	(2,179)
Depreciation, depletion and amortization	2,171	14,591	8,288	7,533
Deferred income taxes	19	9,527	1,895	1,572
Equity in loss of joint ventures	1,119	1,598	978	145
Gain on remeasurement of investment in real estate partnership	0	(60,196)	0	0
Loss (gain) loss on sale of equipment and property	0	12	(6,047)	138
Stock-based compensation	79	713	578	803
Net changes in operating assets and liabilities:
Accounts receivable	277	(270)	(209)	349
Deferred costs and other assets	274	(1,168)	(1,816)	(1,489)
Accounts payable and accrued liabilities	(895)	(333)	3,237	(2,024)
Income taxes payable and receivable	874	(3,849)	406	(965)
Other long-term liabilities	(10)	(117)	156	87
Net cash provided by operating activities of continuing operations	5,590	21,059	19,490	12,242
Net cash provided by operating activities of discontinued operations	0	0	0	4,984
Net cash provided by operating activities	5,590	21,059	19,490	17,226
Cash flows from investing activities:
Investments in properties	(5,407)	(16,610)	(27,554)	(6,493)
Investments in joint ventures	(168)	(693)	(929)	(625)
Proceeds from sale of assets	0	16	13,444	43
Cash at consolidation of real estate partnership	0	2,295	0	0
Cash distributed to non-controlling interest	0	(2,167)	0	0
Cash held in escrow	0	(162)	0	61
Net cash used in investing activities of continuing operations	(5,575)	(17,321)	(15,039)	(7,014)
Net cash used in investing activities of discontinued operations	0	0	0	(2,694)
Net cash used in investing activities	(5,575)	(17,321)	(15,039)	(9,708)
Cash flows from financing activities:
Increase (decrease) in bank overdrafts	248	(254)	6	0
Proceeds from long-term debt	0	90,496	0	0
Repayment of long-term debt	(1,088)	(83,608)	(4,179)	(5,402)
Proceeds from borrowing on revolving credit facility	7,832	13,420	29,583	19,400
Payment on revolving credit facility	(7,974)	(20,085)	(31,270)	(21,269)
Debt issue costs	0	(1,406)	(139)	(397)
Repurchase of Company Stock	0	(74)	(43)	0
Excess tax benefits from exercises of stock options	0	0	0	175
Exercise of employee stock options	967	2,297	1,172	1,012
Net cash provided by (used in) financing activities of continuing operations	(15)	786	(4,870)	(6,481)
Net cash used in financing activities of discontinued operations	0	0	0	(1,631)
Net cash provided by (used in) financing activities	(15)	786	(4,870)	(8,112)
Net increase (decrease) in cash and cash equivalents	0	4,524	(419)	(594)
Cash and cash equivalents at beginning of year	0	0	419	1,013
Cash and cash equivalents at end of the year	0	4,524	0	419
Supplemental disclosures of cash flow information:
Cash paid during the year for interest, net of capitalized amounts	261	4,673	1,538	2,335
Cash paid during the year for Income taxes	$ 0	$ 1,657	$ 5,565	$ 3,923